Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Other Comprehensive Income (Loss)
10.	Other Comprehensive Income (Loss)
The components of other comprehensive income (loss) are as follows:

	Yen in millions
	Year ended March 31,
	2019	2020	2021
Changes in financial assets measured at FVOCI during the year	(38)	(1,049)	259
Related tax effects	12	321	(129)

Net	(26)	(728)	130
Exchange differences on translation of foreign operations	4,900	(2,438)	1,763
Related tax effects	—	—	—

Net	4,900	(2,438)	1,763

Total other comprehensive income	4,874	(3,166)	1,893